Interim Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Series C preferred shares [Member] USD ($)	Class A common shares [Member]	Class C common shares [Member]	Series A preferred shares [Member]	Series C preferred shares [Member]	Series D preferred shares [Member]	Common shares [Member] USD ($)	Preferred shares [Member] USD ($)	Treasury shares USD ($)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Series C preferred shares [Member] USD ($)	Deficit [Member] USD ($)	Deficit [Member] Series C preferred shares [Member] USD ($)	Accumulated other comprehensive loss [Member] USD ($)
Balance at Dec. 31, 2011	$ 1,183,425
Balance, shares at Dec. 31, 2011					200,000	14,000,000
Shares issued through dividend reinvestment program	5,277
Share-based compensation expense (note 10):
Net earnings	44,509
Dividends on preferred shares		(17,102)
Balance at Jun. 30, 2012
Balance at Dec. 31, 2011	1,183,425							696	142		1,860,979		(622,406)		(55,986)
Balance, shares at Dec. 31, 2011			69,620,060	100	200,000	14,000,000
Preferred shares issued	77,625								31		77,594
Preferred shares issued, shares							3,105,000
Fees and expenses in connection with issuance of preferred shares	(2,929)										(2,929)
Shares issued through dividend reinvestment program	7,168							5			7,163
Shares issued through dividend reinvestment program, shares			474,249
Share-based compensation expense (note 10):
Restricted class A common shares, phantom share units and stock appreciation rights issued/granted	4,028							3			4,025
Restricted class A common shares, phantom share units and stock appreciation rights issued/granted, shares			123,878
Other share-based compensation	839										839
Other share-based compensation, shares			70,836
Net earnings	121,305												121,305
Other comprehensive income	9,146														9,146
Dividends on class A common shares	(58,940)												(58,940)
Shares repurchased, including related expenses	(172,812)							(114)			(172,698)
Shares repurchased, including related expenses, shares			(11,448,101)
Shares issued and retired on acquisition (note 2)	83,275							42			83,233
Shares issued and retired on acquisition (note 2), shares			4,220,728	(100)
Treasury shares, value	(313)							(1)		(312)
Treasury shares			(19,433)
Dividends on preferred shares	(33,250)												(33,250)
Amortization of Series C issuance costs												862		(862)
Balance at Dec. 31, 2012	1,218,567							631	173	(312)	1,859,068		(594,153)		(46,840)
Balance, shares at Dec. 31, 2012			63,042,217		200,000	14,000,000	3,105,000
Fees and expenses in connection with issuance of preferred shares	(55)										(55)
Shares issued through dividend reinvestment program	15,348							8			15,340
Shares issued through dividend reinvestment program, shares			751,215
Share-based compensation expense (note 10):
Restricted class A common shares, phantom share units and stock appreciation rights issued/granted	9,143							1			9,142
Restricted class A common shares, phantom share units and stock appreciation rights issued/granted, shares			50,805
Fleet growth payments (note 2)								3			(3)
Fleet growth payments (note 2), shares			351,729
Other share-based compensation	3,727							1			3,726
Other share-based compensation, shares			159,020
Net earnings	182,760												182,760
Other comprehensive income	3,405														3,405
Dividends on class A common shares	(35,786)												(35,786)
Treasury shares, value	(120)									(120)
Dividends on preferred shares	(18,976)	(17,251)											(18,976)
Amortization of Series C issuance costs												628		(628)
Balance at Jun. 30, 2013	1,378,013							644	173	(432)	1,887,846		(466,783)		(43,435)
Balance, shares at Jun. 30, 2013			64,354,986		200,000	14,000,000	3,105,000
Balance at Mar. 31, 2013
Shares issued through dividend reinvestment program	8,726
Share-based compensation expense (note 10):
Net earnings	127,154
Dividends on preferred shares		(8,631)
Balance at Jun. 30, 2013	$ 1,378,013								$ 173
Balance, shares at Jun. 30, 2013					200,000	14,000,000	3,105,000